Annual Total Returns (Bar Chart) - Core Global Diversification Trust (Core Global Diversification Trust, Series II, Core Global Diversification Trust)	12 Months Ended
May 01, 2011
Core Global Diversification Trust | Series II, Core Global Diversification Trust
Bar Chart Table:
2010	8.29%